Accounting Estimates And Judgements (Details) - Schedule of inventory provision - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventory provision [Abstract]
Gross inventory	£ 118,203	£ 43,969
Inventory provision	(3,509)	(999)
Inventory	£ 114,694	£ 42,970